Equity (Details) $ / shares in Units, $ in Millions		1 Months Ended					12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Nov. 20, 2022 $ / shares shares	Mar. 31, 2021 $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Jan. 31, 2021 USD ($) shares	Nov. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares
Equity [Line Items]
Issuance of shares	7,000,000			9,600,000	3,400,000		263,322	24,167	4,600,000
Aggregate shares issued									153,333
Aggregate ordinary shares issued					113,333
Exercised shares issued	233,333			320,000	56,667
Offering sale of units				640,000
Existing shares price per share (in Dollars per share) | $ / shares		$ 0.001
Consolidated shares		1
Consolidated shares price per share (in Dollars per share) | $ / shares		$ 0.03
Before Reverse Split [Member]
Equity [Line Items]
Issuance of shares				19,200,000
Exercised shares issued					1,700,000
IPO [Member]
Equity [Line Items]
Underwriting discounts and commissions (in Dollars) | $									$ 92
Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares				19,200,000	3,400,000				4,600,000
Aggregate shares issued					113,333
Aggregate ordinary shares issued									153,333
Exercised shares issued									76,667
Aggregate shares				640,000
Class A Ordinary Shares [Member] | Before Reverse Split [Member]
Equity [Line Items]
Exercised shares issued									2,300,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of totaling									642,145
Issuance of shares							1,241,000		19,264,337
Per share price (in Dollars per share) | $ / shares									$ 156.9
Issued and unissued		30
Shares issued							263,322	24,167
Reverse stock split							725,000
Class A Ordinary Shares [Member] | Before Reverse Split [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares									$ 5.23
Class B Ordinary Shares [Member]
Equity [Line Items]
Issued and unissued		30
Tiger Brokers (Singapore) Ptd. Ltd. [Member]
Equity [Line Items]
Shares issued							264,727	41,367
Reverse stock split							1,241,000
November 2020 Offering [Member]
Equity [Line Items]
Issuance of totaling						266,666			153,333
Issuance of shares					3,400,000	8,000,000			4,600,000
Per share price (in Dollars per share) | $ / shares						$ 157.5
Underwriting discounts and commissions (in Dollars) | $						$ 42
Net proceeds (in Dollars) | $					$ 17				$ 23
Offering sale of units					113,333
November 2020 Offering [Member] | Before Reverse Split [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares						$ 5.25
November 2020 Offering [Member] | February 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares				13,600,000
November 2020 Offering [Member] | February 2021 Offering [Member]
Equity [Line Items]
New warrants term				5 years
November 2020 Offering [Member] | February 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares				$ 331.8
Aggregate shares				453,333
Offering shares				453,333
Aggregate net proceeds (in Dollars) | $				$ 68
November 2020 Offering [Member] | February 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares				13,600,000
Per share price (in Dollars per share) | $ / shares				$ 11.06
November 2020 Offering [Member] | February 2021 Offering [Member] | Holders [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of totaling				453,333
November 2020 Offering [Member] | February 2021 Offering [Member] | Holders [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares				13,600,000
February 2021 Offering [Member]
Equity [Line Items]
Issuance of shares				19,200,000
Per share price (in Dollars per share) | $ / shares				$ 5
Net proceeds (in Dollars) | $				$ 90
Aggregate offering units				640,000
Aggregate price per unit (in Dollars per share) | $ / shares				$ 150
February 2021 Offering [Member] | Two Warrants [Member]
Equity [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares				157.5
February 2021 Offering [Member] | Two Warrants [Member] | Before Reverse Split [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares				$ 5.25
Warrants [Member]
Equity [Line Items]
Aggregate ordinary shares issued				640,000
Intrinsic value of warrants (in Dollars) | $
Warrants [Member] | Before Reverse Split [Member]
Equity [Line Items]
Issuance of shares				19,200,000
Warrants [Member] | March 2021 Offering [Member]
Equity [Line Items]
Per share price (in Dollars per share) | $ / shares	$ 6.59		$ 6.59
March 2021 Offering [Member]
Equity [Line Items]
Issuance of shares	14,000,000		14,000,000
Per share price (in Dollars per share) | $ / shares	$ 6.1		$ 6.1
Net proceeds (in Dollars) | $	$ 80
Aggregate offering units			466,667
Aggregate price per unit (in Dollars per share) | $ / shares			$ 183
Aggregate shares	466,667
Offering shares	466,667
Warrant exercise price (in Dollars per share) | $ / shares	$ 197.7
March 2021 Offering [Member] | Before Reverse Split [Member]
Equity [Line Items]
Aggregate shares	14,000,000
March 2021 Offering [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Issuance of shares	14,000,000
Aggregate shares	466,667